Summary of significant accounting policies (Details 2)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
ECLASA [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	ECLASA
Hoteles Argentinos S.A.U [Member]
Statement [Line Items]
Main activity	Hotel
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Hoteles Argentinos S.A.U.
Fibesa S.A.U [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Fibesa S.A.U.
Liveck Ltd. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Liveck Ltd.
Shefa Fiduciaria S.A.U.[Member]
Statement [Line Items]
Main activity	Fiduciary
Ownership interest held by the Group	100.00%	100.00%	0.00%
Description of equity interest	Shefa Fiduciaria S.A.U.
Fideicomiso Shefa V.C.[Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	0.00%
Description of equity interest	Fideicomiso Shefa V.C.
Real Estate Investment Group V LP (Reig VII) [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Real Estate Investment Group V LP (REIG V)
Sheha Holding LLC [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	0.00%
Description of equity interest	Sheha Holding LLC
IDB Development Corporation Ltd. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	IDB Development Corporation Ltd.
Inversora Bolivar S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Inversora Bolívar S.A.
Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Ownership interest held by the Group	50.00%	50.00%	50.00%
Description of equity interest	Llao Llao Resorts S.A.
Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Ownership interest held by the Group	76.34%	76.34%	76.34%
Description of equity interest	Nuevas Fronteras S.A.
Palermo Invest S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Palermo Invest S.A.
Ritelco S.A.U. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Ritelco S.A.U.
Tyrus S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Tyrus S.A.
U.T. IRSA And Galerias Pacifico [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	0.00%	0.00%	50.00%
Description of equity interest	U.T. IRSA y Galerias Pacifico
Arcos Del Gourmet S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	90.00%	90.00%	90.00%
Description of equity interest	Arcos del Gourmet S.A.
Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	53.68%	53.68%	53.68%
Description of equity interest	Emprendimiento Recoleta S.A.
Panamerican Mall S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	80.00%	80.00%	80.00%
Description of equity interest	Panamerican Mall S.A.
Shopping Neuquen S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	99.95%	99.95%	99.95%
Description of equity interest	Shopping Neuquén S.A.
Torodur S.A. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Torodur S.A.
EHSA [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	70.00%	70.00%	70.00%
Description of equity interest	EHSA
Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Main activity	Real estate
Ownership interest held by the Group	0.00%	100.00%	100.00%
Description of equity interest	Centro de Entretenimiento La Plata S.A.
We Are APPA S.A. (ex Pareto S.A.) [Member]
Statement [Line Items]
Main activity	Design and software development
Ownership interest held by the Group	93.63%	98.67%	98.67%
Description of equity interest	We are appa S.A.
DFL and DN BV [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	99.65%	99.63%	99.59%
Description of equity interest	DFL y DN B.V.
IRSA International LLC [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	IRSA International LLC
Real Estate Strategies LLC [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Real Estate Strategies LLC
Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Dolphin IL Investment Ltd.